OTHER ASSETS (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Subsequent Events [Abstract]
Prepaid expenses	$ 292,777	$ 373,381	$ 394,473
Other current assets	$ 25,441	26,143	209,471
Total		$ 399,524	$ 603,944